UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02608

Putnam Money Market Fund

(Exact name of registrant as specified in charter)

100 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Stephen Tate, Vice President

100 Federal Street

Boston, Massachusetts 02110

Copy to:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: September 30

Date of reporting period: March 31, 2026

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Putnam Money Market Fund
Class A [PDDXX]
Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Putnam Money Market Fund for the period October 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$20	0.39%
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$938,916,732
Total Number of Portfolio Holdings	104
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition  (% of Total Investments)

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Money Market Fund	PAGE 1	38904-STSA-0526

Putnam Money Market Fund
Class C [PFCXX]
Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Putnam Money Market Fund for the period October 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$20	0.39%
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$938,916,732
Total Number of Portfolio Holdings	104
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition  (% of Total Investments)

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Money Market Fund	PAGE 1	38904-STSC-0526

Putnam Money Market Fund
Class R [PURXX]
Semi-Annual Shareholder Report | March 31, 2026

This semi-annual shareholder report contains important information about Putnam Money Market Fund for the period October 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R	$20	0.39%
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$938,916,732
Total Number of Portfolio Holdings	104
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition  (% of Total Investments)

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Money Market Fund	PAGE 1	38904-STSR-0526

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Putnam
Money Market
Fund
Financial Statements and Other Important Information
Semi-Annual | March 31,  2026
If you need assistance accessing this content, please reach out to your sales representative or send an email to
accessibility@franklintempleton.com .

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Semiannual

Financial Highlights and Schedule of Investments 2
Financial Statements 10
Notes to Financial Statements 14
Changes In and Disagreements with Accountants 20
Results of Meeting(s) of Shareholders 20
Remuneration Paid to Directors, Officers and Others 20
Board Approval of Management and Subadvisory Agreements 20

Putnam Money Market Fund
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended March
31, 2026
(unaudited)
Year Ended September 30,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $1.00 $1.00 $1.00 $1.00 $1.00 $1.00
Income from investment operations:
Net investment income
a
............. 0.018 0.042 0.051 0.044 0.006 —
b
Net realized gains (losses) ........... —
b
—
b
—
b
— — —
b
Total from investment operations ........ 0.018 0.042 0.051 0.044 0.006 —
b
Less distributions from:
Net investment income .............. (0.018) (0.042) (0.051) (0.044) (0.006) (—)
b
Net asset value, end of period .......... $1.00 $1.00 $1.00 $1.00 $1.00 $1.00
Total return
c
....................... 1.80% 4.26% 5.22% 4.45% 0.57% 0.01%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.39% 0.43% 0.45% 0.47% 0.47% 0.46%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.39% 0.43% 0.45% 0.47% 0.31%
f,g
0.13%
g
Net investment income ............... 3.58% 4.16% 5.11% 4.37% 0.56% 0.01%
Supplemental data
Net assets, end of period (000’s) ........ $919,615 $888,638 $875,482 $789,193 $744,273 $713,140
a
Based on average daily shares outstanding.
b
Amount rounds to less than $0.001 per share.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Includes one-time proxy cost of 0.01%.
g
Reflects a voluntary waiver of certain Fund expenses in effect during the period relating to the enhancements of certain annualized net yields of the Fund. See Note 3(g).

Putnam Money Market Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended March
31, 2026
(unaudited)
Year Ended September 30,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $1.00 $1.00 $1.00 $1.00 $1.00 $1.00
Income from investment operations:
Net investment income
a
............. 0.018 0.042 0.051 0.044 0.006 —
b
Net realized gains (losses) ........... —
b
—
b
—
b
— — —
b
Total from investment operations ........ 0.018 0.042 0.051 0.044 0.006 —
b
Less distributions from:
Net investment income .............. (0.018) (0.042) (0.051) (0.044) (0.006) (—)
b
Net asset value, end of period .......... $1.00 $1.00 $1.00 $1.00 $1.00 $1.00
Total return
c
....................... 1.80% 4.26% 5.22% 4.45% 0.57% 0.01%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.39% 0.42% 0.45% 0.47% 0.47% 0.46%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.39% 0.42% 0.45% 0.47% 0.31%
f,g
0.13%
g
Net investment income ............... 3.50% 4.17% 5.10% 4.26% 0.81% 0.01%
Supplemental data
Net assets, end of period (000’s) ........ $14,316 $6,412 $14,761 $17,067 $27,343 $14,613
a
Based on average daily shares outstanding.
b
Amount rounds to less than $0.001 per share.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Includes one-time proxy cost of 0.01%.
g
Reflects a voluntary waiver of certain Fund expenses in effect during the period relating to the enhancements of certain annualized net yields of the Fund. See Note 3(g).

Putnam Money Market Fund
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended March
31, 2026
(unaudited)
Year Ended September 30,
2025 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $1.00 $1.00 $1.00 $1.00 $1.00 $1.00
Income from investment operations:
Net investment income
a
............. 0.018 0.042 0.051 0.044 0.006 —
b
Net realized gains (losses) ........... —
b
—
b
—
b
— — —
b
Total from investment operations ........ 0.018 0.042 0.051 0.044 0.006 —
b
Less distributions from:
Net investment income .............. (0.018) (0.042) (0.051) (0.044) (0.006) (—)
b
Net asset value, end of period .......... $1.00 $1.00 $1.00 $1.00 $1.00 $1.00
Total return
c
....................... 1.80% 4.26% 5.22% 4.45% 0.57% 0.01%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.39% 0.42% 0.45% 0.47% 0.47% 0.46%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.39% 0.42% 0.45% 0.47% 0.31%
f,g
0.13%
g
Net investment income ............... 3.58% 4.16% 5.11% 4.34% 0.52% 0.01%
Supplemental data
Net assets, end of period (000’s) ........ $4,985 $4,675 $4,987 $4,354 $4,745 $5,807
a
Based on average daily shares outstanding.
b
Amount rounds to less than $0.001 per share.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Includes one-time proxy cost of 0.01%.
g
Reflects a voluntary waiver of certain Fund expenses in effect during the period relating to the enhancements of certain annualized net yields of the Fund. See Note 3(g).

Putnam Money Market Fund
Schedule of Investments (unaudited), March 31, 2026
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
Certificates of Deposit 11.8%
Banco Santander SA ,
4%, 4/08/26 ....................................................... $ 4,750,000 $ 4,750,017
4%, 12/11/26 ....................................................... 4,750,000 4,750,000
9,500,017
Bank of America Corp., 3.96%, 12/28/26 .................................. 4,500,000 4,500,000
a
Bank of America NA ,
3.99%, 4/09/26 ..................................................... 4,000,000 4,000,000
3.9%, 10/02/26 ..................................................... 4,750,000 4,750,000
4%, 12/04/26 ...................................................... 4,850,000 4,850,000
13,600,000
a
Bank of Montreal ,
3.97%, 7/09/26 ..................................................... 4,500,000 4,500,922
3.96%, 8/11/26 ..................................................... 4,500,000 4,500,000
9,000,922
a
Bank of Nova Scotia (The) ,
3.87%, 6/22/26 ..................................................... 4,750,000 4,750,000
3.98%, 12/03/26 .................................................... 6,250,000 6,250,000
11,000,000
a
Canadian Imperial Bank of Commerce ,
3.93%, 3/11/27 ..................................................... 4,500,000 4,500,000
3.97%, 4/09/27 ..................................................... 4,500,000 4,500,000
9,000,000
Cooperatieve Rabobank UA, 3.9%, 4/06/26 ................................ 9,000,000 9,000,000
KBC Asset Management SA, 3.9%, 12/10/26 ............................... 4,500,000 4,500,000
Royal Bank of Canada ,
3.95%, 6/29/26 ..................................................... 9,000,000 9,000,000
4.03%, 3/12/27 ..................................................... 4,500,000 4,500,000
13,500,000
Sumitomo Mitsui Banking Corp., 3.83%, 9/03/26 ............................ 4,500,000 4,500,000
Svenska Handelsbanken AB, 3.85%, 12/09/26 ............................. 4,500,000 4,500,000
Toronto-Dominion Bank (The), 3.89%, 4/02/26 .............................. 4,500,000 4,500,000
Wells Fargo Bank NA ,
3.8%, 9/16/26 ...................................................... 4,500,000 4,500,000
3.75%, 12/17/26 .................................................... 4,500,000 4,500,000
3.75%, 1/26/27 ..................................................... 4,500,000 4,500,000
13,500,000
Total Certificates of Deposit (Cost $110,600,939) ................................
110,600,939
Commercial Papers 36.1%
b
ABN AMRO Funding USA LLC ,
c
144A, 3.751%, 4/02/26 ............................................... 4,400,000 4,399,542
c
144A, 3.904%, 4/09/26 ............................................... 4,000,000 3,996,533
c
144A, 3.754%, 8/10/26 ............................................... 5,000,000 4,932,681
c
144A, 3.774%, 9/02/26 ............................................... 4,500,000 4,428,582
17,757,338

Putnam Money Market Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
Commercial Papers
(continued)
b
Australia & New Zealand Banking Group Ltd. ,
c
144A, 3.827%, 6/05/26 ............................................... $ 4,650,000 $ 4,618,096
c
144A, 3.715%, 7/23/26 ............................................... 4,500,000 4,448,161
c
144A, 3.858%, 8/20/26 ............................................... 4,625,000 4,556,165
c
144A, 3.809%, 9/16/26 ............................................... 4,500,000 4,421,460
18,043,882
a
Bank of Montreal ,
b
3.781%, 4/28/26 .................................................... 4,700,000 4,686,711
4.039%, 4/02/27 .................................................... 4,500,000 4,500,000
9,186,711
b,c
Barclays Bank plc, 144A, 3.755%, 4/13/26 ................................. 4,500,000 4,494,375
b
BPCE SA ,
c
144A, 3.923%, 4/07/26 ............................................... 4,500,000 4,497,060
c
144A, 3.757%, 7/02/26 ............................................... 4,800,000 4,754,368
c
144A, 3.737%, 11/12/26 .............................................. 4,500,000 4,397,484
13,648,912
b,c
Chariot Funding LLC, 144A, 3.753%, 4/08/26 .............................. 4,000,000 3,997,083
a
Commonwealth Bank of Australia ,
c
144A, 4.066%, 4/09/26 ............................................... 6,750,000 6,750,000
c
144A, 3.993%, 7/31/26 ............................................... 3,250,000 3,250,000
c
144A, 3.979%, 3/04/27 ............................................... 4,500,000 4,500,000
14,500,000
b
Cooperatieve Rabobank UA ,
3.789%, 6/10/26 .................................................... 4,600,000 4,566,369
3.89%, 9/16/26 ..................................................... 4,500,000 4,419,780
8,986,149
b
Credit Agricole Corporate and Investment Bank SA, 3.886%, 6/03/26 ............. 4,800,000 4,767,576
b,c
Danske Bank A/S, 144A, 3.692%, 5/27/26 ................................. 4,750,000 4,722,883
b,c
DNB Bank ASA, 144A, 3.884%, 4/09/26 .................................. 4,500,000 4,496,120
b
Export Development Canada ,
3.679%, 4/24/26 .................................................... 4,750,000 4,738,862
3.847%, 5/14/26 .................................................... 4,500,000 4,479,414
9,218,276
b
Exxon Mobil Corp., 3.742%, 4/30/26 ..................................... 5,300,000 5,284,075
b,c
Fairway Finance Co. LLC, 144A, 3.779%, 6/10/26 ........................... 4,500,000 4,467,188
ING Bank NV, 3.894%, 9/08/26 ......................................... 4,500,000 4,500,000
a
ING US Funding LLC ,
b,c
144A, 3.813%, 5/01/26 ............................................... 4,625,000 4,610,354
c
144A, 3.954%, 7/06/26 ............................................... 5,500,000 5,500,000
10,110,354
b,c
John Deere Financial, Inc., 144A, 3.687%, 5/13/26 .......................... 4,800,000 4,779,448
b
Johnson & Johnson ,
c
144A, 3.705%, 4/14/26 ............................................... 4,500,000 4,493,988
c
144A, 3.713%, 5/04/26 ............................................... 4,500,000 4,484,737
8,978,725
b
Liberty Street Funding LLC ,
c
144A, 3.714%, 5/06/26 ............................................... 5,000,000 4,982,014
c
144A, 3.786%, 6/04/26 ............................................... 4,500,000 4,469,920
9,451,934

Putnam Money Market Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
Commercial Papers
(continued)
b
Lloyds Bank plc ,
3.815%, 5/07/26 .................................................... $ 4,700,000 $ 4,682,141
3.754%, 7/20/26 .................................................... 4,500,000 4,448,988
3.902%, 9/17/26 .................................................... 4,500,000 4,419,091
13,550,220
b,c
Mitsubishi UFJ Trust & Banking Corp., 144A, 3.733%, 5/05/26 .................. 4,500,000 4,484,190
b
Mizuho Bank Ltd. ,
3.688%, 4/20/26 .................................................... 4,500,000 4,491,260
c
144A, 3.759%, 5/06/26 ............................................... 4,500,000 4,483,616
c
144A, 3.775%, 5/20/26 ............................................... 4,500,000 4,477,000
c
144A, 4.042%, 9/23/26 ............................................... 4,500,000 4,413,266
17,865,142
b
MUFG Bank Ltd., 3.866%, 5/11/26 ...................................... 4,500,000 4,480,750
a
National Australia Bank Ltd. ,
b,c
144A, 3.699%, 8/03/26 ............................................... 4,500,000 4,443,425
c
144A, 3.927%, 11/24/26 .............................................. 4,750,000 4,750,000
c
144A, 3.958%, 2/09/27 ............................................... 4,500,000 4,500,000
13,693,425
b
National Bank of Canada ,
c
144A, 3.703%, 5/04/26 ............................................... 4,750,000 4,733,933
c
144A, 3.886%, 7/20/26 ............................................... 4,500,000 4,447,200
c
144A, 3.759%, 7/31/26 ............................................... 4,700,000 4,641,392
13,822,525
b,c
Nationwide Building Society, 144A, 3.733%, 5/18/26 ......................... 4,850,000 4,826,477
a
Nordea Bank Abp ,
b,c
144A, 3.92%, 5/18/26 ................................................ 4,500,000 4,477,087
c
144A, 3.914%, 6/23/26 ............................................... 4,500,000 4,500,000
8,977,087
b
NRW Bank ,
c
144A, 3.881%, 4/02/26 ............................................... 4,000,000 3,999,569
c
144A, 3.674%, 4/10/26 ............................................... 4,500,000 4,495,871
8,495,440
b,c
Procter & Gamble Co. (The), 144A, 3.695%, 6/05/26 ......................... 4,500,000 4,470,181
b,c
Royal Bank of Canada, 144A, 3.876%, 6/01/26 ............................. 4,500,000 4,470,644
b
Santander UK plc, 3.722%, 5/27/26 ...................................... 5,000,000 4,971,222
b,c
Skandinaviska Enskilda Banken AB, 144A, 3.703%, 8/10/26 ................... 4,500,000 4,440,231
b
Sumitomo Mitsui Trust Bank Ltd. ,
c
144A, 3.765%, 4/13/26 ............................................... 4,500,000 4,494,360
c
144A, 3.814%, 5/05/26 ............................................... 4,575,000 4,558,581
9,052,941
c
Svenska Handelsbanken AB, 144A, 3.954%, 4/22/26 ......................... 4,450,000 4,450,000
b
Swedbank AB ,
c
144A, 3.901%, 4/16/26 ............................................... 4,000,000 3,993,508
c
144A, 3.737%, 7/28/26 ............................................... 4,500,000 4,445,573
8,439,081

Putnam Money Market Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
Commercial Papers
(continued)
Toronto-Dominion Bank (The) ,
b,c
144A, 3.706%, 5/12/26 ............................................... $ 4,500,000 $ 4,481,089
c
144A, 3.999%, 3/25/27 ............................................... 4,800,000 4,800,000
9,281,089
b,c
TotalEnergies Capital SA, 144A, 3.828%, 4/20/26 ........................... 4,500,000 4,490,927
b
Toyota Credit de Puerto Rico Corp., 3.853%, 5/26/26 ......................... 2,500,000 2,485,372
b
Toyota Motor Credit Corp. ,
3.756%, 4/14/26 .................................................... 3,500,000 3,495,261
3.756%, 8/17/26 .................................................... 5,000,000 4,929,083
8,424,344
b,c
Unilever Finance Netherlands BV, 144A, 3.703%, 4/08/26 ..................... 9,000,000 8,993,525
b,c
Walmart, Inc., 144A, 3.758%, 6/11/26 .................................... 4,500,000 4,466,896
Westpac Banking Corp. ,
c
144A, 4.086%, 4/13/26 ............................................... 4,500,000 4,500,000
b,c
144A, 3.735%, 1/21/27 ............................................... 4,500,000 4,366,697
8,866,697
Total Commercial Papers (Cost $338,889,435) ..................................
338,889,435
U.S. Government and Agency Securities 0.5%
b
U.S. Treasury Bills, 3.609%, 3/18/27 ..................................... 4,700,000 4,540,300
Total U.S. Government and Agency Securities (Cost $4,540,300) ..................
4,540,300
Repurchase Agreements 51.6%
d
Joint tri-party repurchase agreement with Banc of America Securities LLC, 3.67%,
4/01/26 (Maturity Value $55,697,088)
Collateralized by Agency Mortgage-Backed Securities, 3% - 7%, 11/01/35 - 2/15/61
(valued at $56,805,240) ............................................. 55,691,411 55,691,411
d
Joint tri-party repurchase agreement with Bank of Nova Scotia (The), 3.66%, 4/01/26
(Maturity Value $8,005,608)
Collateralized by U.S. Treasury Bonds, 0.25% - 0.75%, 2/15/42 - 2/15/50 and U.S.
Treasury Notes, 0.125% - 4.375%, 4/30/28 - 5/15/34 (valued at $8,165,728) ...... 8,004,794 8,004,794
d
Joint tri-party repurchase agreement with BNP Paribas Securities Corp., 3.67%,
4/01/26 (Maturity Value $35,989,672)
Collateralized by Agency Mortgage-Backed Securities, 1.97% - 7%, 12/01/27 -
4/01/56 (valued at $36,709,466) ....................................... 35,986,004 35,986,004
d
Joint tri-party repurchase agreement with Citigroup Global Markets, Inc., 3.67%,
4/01/26 (Maturity Value $55,437,250)
Collateralized by U.S. Treasury Bonds, 2.125%, 2/15/41 and U.S. Treasury Notes,
2.375% - 4.625%, 9/15/28 - 10/15/28 (valued at $56,540,249) ................ 55,431,599 55,431,599
d
Joint tri-party repurchase agreement with HSBC Securities USA, Inc., 3.67%, 4/01/26
(Maturity Value $114,365,861)
Collateralized by Agency Mortgage-Backed Securities, 1.17% - 7.5%, 8/01/30 -
3/01/56 (valued at $116,653,177) ...................................... 114,354,203 114,354,203
d
Joint tri-party repurchase agreement with Royal Bank of Canada, 3.67%, 4/01/26
(Maturity Value $53,751,954)
Collateralized by U.S. Treasury Bonds, 1.625% - 4.625%, 2/15/40 - 11/15/54 and
U.S. Treasury Notes, 3.625% - 4.625%, 4/30/27 - 2/15/34 (valued at $54,821,419) . 53,746,475 53,746,475

Putnam Money Market Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
Repurchase Agreements
(continued)
e
Tri-party repurchase agreement with Goldman Sachs & Co. LLC, 3.67%, 4/01/26
(Maturity Value $161,623,475)
Collateralized by Agency Mortgage-Backed Securities, 3.5% - 6.5%, 2/01/29 -
3/01/62 (valued at $164,839,141) ...................................... $ 161,607,000 $ 161,607,000
Total Repurchase Agreements (Cost $484,821,486) ..............................
484,821,486
Total Short Term Investments (Cost $938,852,160) ...............................
938,852,160
a
Total Investments (Cost $938,852,160) 100.0% ..................................
$938,852,160
Other Assets, less Liabilities 0.0%
†
............................................
64,572
Net Assets 100.0% ...........................................................
$938,916,732
†
Rounds to less than 0.1% of net assets.
a
The coupon rate shown represents the rate at period end.
b
The rate shown represents the yield at period end.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2026, the aggregate value of these securities was $258,543,480, representing 27.5% of net assets.
d
See Note 1(b) regarding joint repurchase agreement.
e
See Note 1(b) regarding repurchase agreement.

Putnam Money Market Fund
Financial Statements
Statement of Assets and Liabilities
March 31, 2026 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Putnam Money
Market Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $454,030,674
Cost - Unaffiliated repurchase agreements ...................................................... 484,821,486
Value - Unaffiliated issuers .................................................................. $454,030,674
Value - Unaffiliated repurchase agreements ...................................................... 484,821,486
Receivables:
Capital shares sold ........................................................................ 2,285,368
Interest ................................................................................. 713,674
Prepaid expenses .......................................................................... 224,301
Other assets .............................................................................. 74
Total assets .......................................................................... 942,075,577
Liabilities:
Payables:
Capital shares redeemed ................................................................... 2,238,679
Management fees ......................................................................... 204,224
Administrative fees ........................................................................ 3,760
Transfer agent fees ........................................................................ 388,095
Trustees' fees and expenses ................................................................. 252,541
Distributions to shareholders ................................................................. 17,626
Accrued expenses and other liabilities ........................................................... 53,920
Total liabilities ......................................................................... 3,158,845
Net assets, at value ................................................................. $938,916,732
Net assets consist of:
Paid-in capital ............................................................................. $938,785,099
Total distributable earnings (losses) ............................................................. 131,633
Net assets, at value ................................................................. $938,916,732

Putnam Money Market Fund
Financial Statements
Statement of Assets and Liabilities
(continued)
March 31, 2026 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Putnam Money
Market Fund
Class A:
Net assets, at value ....................................................................... $919,615,201
Shares outstanding ........................................................................ 919,490,323
Net asset value per share
a ,b
.................................................................. $1.00
Class C:
Net assets, at value ....................................................................... $14,316,332
Shares outstanding ........................................................................ 14,315,302
Net asset value per share
a ,b
.................................................................. $1.00
Class R:
Net assets, at value ....................................................................... $4,985,199
Shares outstanding ........................................................................ 4,984,545
Net asset value per share
b
.................................................................. $1.00
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Putnam Money Market Fund
Financial Statements
Statement of Operations
for the six months ended March 31, 2026 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Putnam Money
Market Fund
Investment income:
Interest:
Unaffiliated issuers ........................................................................ $18,296,644
Expenses:
Management fees (Note 3 a ) ................................................................... 1,181,195
Administrative fees (Note 3 b ) .................................................................. 7,857
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 485,463
    Class C ................................................................................ 4,608
    Class R ................................................................................ 2,760
Custodian fees ............................................................................ 1,420
Reports to shareholders fees .................................................................. 48,429
Registration and filing fees .................................................................... 15,957
Professional fees ........................................................................... 49,921
Trustees' fees and expenses (Note 3 f ) ........................................................... 17,445
Other .................................................................................... 14,457
Total expenses ......................................................................... 1,829,512
Expense reductions (Note 4) ............................................................... (17,925)
Net expenses ......................................................................... 1,811,587
Net investment income ................................................................ 16,485,057
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 2,401
Net increase (decrease) in net assets resulting from operations .......................................... $16,487,458

Putnam Money Market Fund
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Putnam Money Market Fund
Six Months Ended
March 31, 2026
(unaudited)
Year Ended
September 30, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $16,485,057 $37,016,839
Net realized gain (loss) ................................................. 2,401 114,759
Net increase (decrease) in net assets resulting from operations ................ 16,487,458 37,131,598
Distributions to shareholders:
Class A ............................................................. (16,239,305) (36,605,015)
Class C ............................................................. (153,306) (311,489)
Class R ............................................................. (92,467) (190,298)
Total distributions to shareholders .......................................... (16,485,078) (37,106,802)
Capital share transactions: (Note 2 )
Class A ............................................................. 30,974,830 13,131,940
Class C ............................................................. 7,904,033 (8,349,541)
Class R ............................................................. 310,628 (312,452)
Total capital share transactions ............................................ 39,189,491 4,469,947
Net increase (decrease) in net assets ................................... 39,191,871 4,494,743
Net assets:
Beginning of period ..................................................... 899,724,861 895,230,118
End of period .......................................................... $938,916,732 $899,724,861

Putnam Money Market Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
1. Organization and Significant Accounting Policies
Putnam Money Market Fund (Fund) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-end
management investment company. The Fund follows the
accounting and reporting guidance in Financial Accounting
Standards Board (FASB) Accounting Standards Codification
Topic 946, Financial Services – Investment Companies (ASC
946) and applies the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP), including, but not limited to, ASC 946. The
Fund offers three classes of shares: Class A, Class C and
Class R. Class C shares automatically convert to Class A
shares on a monthly basis, after they have been held for
8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on
matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
Securities are valued at amortized cost, which approximates
fair value. Amortized cost is an income-based approach
which involves valuing an instrument at its cost and
thereafter assuming a constant amortization to maturity of
any discount or premium. Under compliance policies and
procedures approved by the Fund's Board of Trustees (the
Board), the Board has designated the Fund's investment
manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted
by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee
(VC).
b. Repurchase Agreements
The Fund enters into repurchase agreements. Repurchase
agreements are accounted for as a loan by the Fund to the
seller, collateralized by securities which are delivered to the
Fund's custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102%
of the dollar amount invested by the Fund, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. The Fund may also enter into
joint repurchase agreements whereby its uninvested cash
balance is deposited into a joint cash account with other
funds managed by the investment manager or an affiliate
of the investment manager and is used to invest in one or
more repurchase agreements. The value and face amount
of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. Repurchase agreements
are subject to the terms of Master Repurchase Agreements
(MRAs) with approved counterparties (sellers). The MRAs
contain various provisions, including but not limited to events of default and maintenance of collateral for repurchase
agreements. In the event of default by either the seller or
the Fund, certain MRAs may permit the non-defaulting party
to net and close-out all transactions, if any, traded under
such agreements. The Fund may sell securities it holds as
collateral and apply the proceeds towards the repurchase
price and any other amounts owed by the seller to the Fund
in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the seller. All
repurchase agreements held by the Fund at period end, as
indicated in the Schedule of Investments, had been entered
into on March 31, 2026.
c. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of March 31, 2026, the Fund has
determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years).
The Fund’s federal and state income and federal excise
tax returns for the prior three fiscal years are subject to
examination by the Internal Revenue Service and state
departments of revenue.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if

Putnam Money Market Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income. Dividends from net investment
income are normally declared daily; these dividends may
be reinvested or paid monthly to shareholders. Distributions from realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Realized gains and losses and net investment income,
excluding class specific expenses, are allocated daily to
each class of shares based upon the relative proportion
of net assets of each class. Differences in per share
distributions by class are generally due to differences in
class specific expenses.
Net investment income, excluding class specific expenses,
is allocated daily to each class of shares based upon the
relative value of the settled shares of each class. Realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each
class. Differences in per share distributions by class are
generally due to differences in class specific expenses.
e. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
f. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against
the Fund that have not yet occurred. Currently, the Fund
expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At March 31, 2026, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares at $1.00 per share were as follows:
Six Months Ended
March 31, 2026
Year Ended
September 30, 2025
Class A Shares:
Shares sold
a
............................................................ $233,704,566 $441,009,730
Shares issued in reinvestment of distributions ................................... 16,136,495 36,186,083
Shares redeemed ........................................................ (218,866,231) (464,063,873)
Net increase (decrease) ................................................... $30,974,830 $13,131,940
Class C Shares:
Shares sold ............................................................ $9,583,283 $4,588,243
Shares issued in reinvestment of distributions ................................... 152,484 285,108
Shares redeemed
a
....................................................... (1,831,734) (13,222,892)
Net increase (decrease) ................................................... $7,904,033 $(8,349,541)
1. Organization and Significant Accounting Policies
(continued)
d. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Putnam Money Market Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays Advisers a management fee (based on the Fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by
Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been deemed to be sponsored by Putnam Management for this purpose) (excluding net assets of such funds that are invested in, or that are invested in by, other such funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:
For the period ended March 31, 2026, the annualized gross effective investment management fee rate was 0.257% of the
Fund’s average daily net assets.
Six Months Ended
March 31, 2026
Year Ended
September 30, 2025
Class R Shares:
Shares sold ............................................................ $2,898,206 $3,611,288
Shares issued in reinvestment of distributions ................................... 90,338 185,304
Shares redeemed ........................................................ (2,677,916) (4,109,044)
Net increase (decrease) ................................................... $310,628 $(312,452)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Investment Management Limited (FTIML) Subadvisor
Putnam Investment Management, LLC (Putnam Management) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Putnam Investor Services, Inc. (PSERV) Transfer agent
Annualized Fee Rate Net Assets
0.440% of the first $5 billion,
0.390% of the next $5 billion,
0.340% of the next $10 billion,
0.290% of the next $10 billion,
0.240% of the next $50 billion,
0.220% of the next $50 billion,
0.210% of the next $100 billion and
0.205% of any excess thereafter.
2. Shares of Beneficial Interest
(continued)

Putnam Money Market Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Advisers retained Putnam Management as subadvisor for the Fund. Pursuant to the agreement, Putnam Management provides certain advisory and related services to the Fund. Advisers pays a monthly fee to Putnam Management based on the costs of Putnam Management in providing these services to the Fund, which may include a mark-up not to exceed 15% over such costs.
Under a subadvisory agreement, FTIML provides subadvisory services to the Fund. The subadvisory fee is paid by Advisers based on the average net assets managed by FTIML, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
The Fund reimburses Advisers an allocated amount for the compensation and related expenses of certain officers of the
Fund and their staff who provide administrative services to the Fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.
c. Distribution Fees
The Fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Distributors for services provided and expenses incurred in distributing shares of the Fund. The Plans provide payments by the Fund to Distributors at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the
Fund at the following annual rate (Approved %) of the average net assets attributable to each class.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
e. Transfer Agent Fees
PSERV, an affiliate of Advisers, provides investor servicing agent functions to the Fund. PSERV received fees for investor servicing for Class A, Class C and Class R shares that included (1) a per account fee for each direct and underlying non-
defined contribution account (retail account) of the Fund; (2) a specified rate of the Fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. PSERV has agreed that the aggregate investor servicing fees for each Fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the Fund’s average assets attributable to such accounts.
Maximum % Approved %
Class C ................................................................... 1.00% 0.00%
Class R ................................................................... 1.00% 0.00%
CDSC retained .............................................................................. $727
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Putnam Money Market Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
f. Trustee Fees
The Fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees' fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain
Putnam funds until distribution in accordance with the Deferral Plan.
The Fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the Fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension
Plan are equal to 50% of the Trustee's average annual attendance and retainer fees for the three years ended December 31,
2005. The retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the Fund is included in the Trustees' fees and expenses in the Statement of Operations. Accrued pension liability is included in Payable for Trustees' fees and expenses in the Statement of Assets and Liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.
g. Waiver and Expense Reimbursements
Advisers has contractually agreed, through January 30, 2027, to waive fees and/or reimburse the Fund’s expenses to the extent necessary to limit the cumulative expenses of the Fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the Fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the Fund’s average net assets over such fiscal year-to-date period. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Advisers may from time to time voluntarily undertake to waive fees and/or reimburse certain fund expenses in order to enhance the annualized net yield for the Fund. Any such waiver or reimbursement would be voluntary and may be modified or discontinued by Advisers at any time without notice. For the reporting period, the Fund’s expenses were not reduced as a result of this limit.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with PSERV whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's transfer agent fees. During the period ended March 31, 2026, the fees were reduced as noted in the Statement of Operations.
5. Income Taxes
At March 31, 2026, the cost of investments for book and income tax purposes was the same.
6. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 29, 2027. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers,
3. Transactions with Affiliates
(continued)

Putnam Money Market Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended March 31, 2026, the Fund did not use the
Global Credit Facility.
7. Fair Value Measurements
The Portfolio follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Portfolio's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Portfolio's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such financial instruments were valued using Level 2 inputs.
At March 31, 2026, all of the Fund's investments in financial instruments carried at fair value were valued using Level 2 inputs.
8. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the
Fund within the Fund’s investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized gains or losses. Performance metrics, including expense ratios, are disclosed in the Financial Highlights.
9. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
6. Credit Facility
(continued)

Putnam Money Market Fund

franklintempleton.com
Semiannual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable.

38904-SFSOI 05/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrants acknowledge the Staff’s comment. In future filings on Form N-CSR, the certifications required by Rule 30a-2 and Item 19(a)(3) will include the designations “principal executive officer” and “principal financial officer” in the signature blocks, reflecting the capacity in which each signatory executes the certification, in conformity with the language of the Rule and Form N-CSR. The Registrants may also include each signatory’s actual title with respect to the Funds alongside the required designation.

(b)	During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Putnam Money Market Fund

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	May 29, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	May 29, 2026

By:	/s/ Jeffrey White
Jeffrey White
Principal Financial Officer

Date:	May 29, 2026